Interests in subsidiaries - Summary of interest in subsidiaries (Detail)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Kazia Laboratories Pty Ltd [member]
Disclosure of subsidiaries [line items]
Principal place of business		Australia
Country of incorporation		Australia
Ownership interest		100.00%	100.00%
Kazia Research Pty Ltd [member]
Disclosure of subsidiaries [line items]
Principal place of business		Australia
Country of incorporation		Australia
Ownership interest		100.00%	100.00%
Kazia Therapeutics Inc [member]
Disclosure of subsidiaries [line items]
Principal place of business		United States of America
Country of incorporation		United States of America
Ownership interest		100.00%	100.00%
Glioblast Pty Ltd [member]
Disclosure of subsidiaries [line items]
Principal place of business		Australia
Country of incorporation		Australia
Ownership interest		100.00%	100.00%
Kazia Therapeutics (Hong Kong) Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business	[1]	Hong Kong
Country of incorporation	[1]	Hong Kong
Ownership interest	[1]		100.00%

[1]	Kazia Therapeutics (Hong Kong) Limited was formally deregistered and dissolved on 10 March 2023.